TRADE AND OTHER RECEIVABLES (Details) - USD ($)	Jun. 30, 2018	Jun. 30, 2017
TRADE AND OTHER RECEIVABLES [Abstract]
Accrued interest receivable	$ 11,411	$ 10,508
Deposits	36,617	0
GST receivable	24,082	23,469
Trade and other receivables	$ 72,110	$ 33,977